Revolving Facility and Deferred Financing Costs - Additional Information (Detail) - Revolving Facility [member]	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	LIBOR
Maturity of credit facility	December 20, 2022
Borrowings maximum leverage ratio	3.5
Borrowings maximum leverage ratio under permitted acquisition	4
Borrowing covenants base tangible net worth threshold	$ 136,800,000
Borrowings covenants positive net income percentage per quarter	50.00%
Borrowings required interest coverage ratio	3
Borrowings	$ 0
Deferred financing costs	2,500,000	$ 2,300,000
Floating Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Maximum credit facility available	$ 225,000,000
Bottom of Range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings standby fee percentage	0.45%
Bottom of Range [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.00%
Top of Range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings standby fee percentage	0.675%
Top of Range [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.00%